Common Stock (Details Narrative) - USD ($)																			6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 24, 2017	May 19, 2017	Mar. 24, 2017	Mar. 24, 2017	Mar. 16, 2017	Mar. 14, 2017	Mar. 14, 2017	Mar. 13, 2017	Mar. 09, 2017	Mar. 09, 2017	Mar. 07, 2017	Feb. 10, 2017	Jan. 17, 2017	Oct. 25, 2015	Aug. 05, 2015	Aug. 05, 2015	Aug. 05, 2015	Jul. 27, 2015	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2016	Aug. 14, 2015	Jan. 21, 2015
Value of share issued																				$ 980
Shares issued per share																			$ 0.0001		$ 0.0001
Common stock, authorized																			100,000,000	30,000,000	30,000,000	30,000,000	10,000,000
Common stock, issued																			12,985,641	10,125,000	11,388,888
Common stock, outstanding																			12,985,641	10,125,000	11,388,888
Value of convertible notes																			$ 652,065
Number of convertible notes																			1,038,107
Value of share issued for services																				$ 12,501	$ 126,388
Common Stock [Member]
Value of share issued																				$ 980
Number of share issued																				9,800,000	1,263,888
Shares issued per share																					$ 0.0001
Value of share issued for services																				$ 13	$ 126
Number of share issued for services																				125,000	1,263,888
Common Stock [Member] | Investor [Member]
Value of share issued	$ 10,000	$ 14,000		$ 65,000	$ 40,000	$ 3,632	$ 3,631.64	$ 10,000	$ 25,000		$ 12,960	$ 2,004	$ 8,477		$ 5,000
Number of share issued	16,000	28,000		185,714	114,286	7,263	7,263	45,750	83,333		48,000	4,008	16,954	125,000	50,000
Issuance price (in dollars per share)	$ 0.63	$ 0.50	$ 0.35	$ 0.35	$ 0.35	$ 0.50	$ 0.50	$ 0.26	$ 0.30	$ 0.30	$ 0.27	$ 0.50	$ 0.50		$ 0.10	$ 0.10	$ 0.10
Shares issued per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	0.0001	$ 0.0001	0.0001
Common Stock [Member] | Investor [Member]
Value of share issued			$ 891	$ 890.83					$ 2,040	$ 2,040						$ 5,000
Number of share issued			1,782	1,782					7,555	7,555						50,000
Issuance price (in dollars per share)			$ 0.50	$ 0.50					$ 0.27	$ 0.27					0.10	$ 0.10	0.10
Shares issued per share			$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001					0.0001	0.0001	$ 0.0001
Common Stock [Member] | Investor [Member]
Value of share issued																	$ 10,000
Number of share issued																	100,000
Issuance price (in dollars per share)															0.10	0.10	$ 0.10
Shares issued per share															$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member] | Jennifer Dyer [Member]
Shares issued per share																		$ 0.0001
Value of share issued for services																		$ 5,880,000
Common Stock [Member] | Kiaran Sim [Member]
Shares issued per share																		$ 0.0001
Value of share issued for services																		$ 3,920,000